Share Capital and Public Offerings (Details) - Schedule of common share warrant activity	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of common share warrant activity [Abstract]
Balance	$ 5,409,746
Issuances	14,819,913
Exercises	(1,184,616)
Balance	$ 19,045,043